Assets and Liabilities Measured at Fair Value on Non-Recurring Basis (Detail) (Fair value on nonrecurring basis, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 2,044	$ 1,372	$ 2,581
Other real estate owned	102	102	1,344
Totals	2,146	1,474	3,925
Significant Unobservable Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	2,044	1,372	2,581
Other real estate owned	102	102	1,344
Totals	$ 2,146	$ 1,474	$ 3,925